Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 9,994.0	£ 9,857.0
AT1 capital	2,100.0	2,100.0
Tier 1 capital	12,094.0	11,957.0
Tier 2 capital	1,806.0	1,984.0
Total capital	13,900.0	13,941.0
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	12,962.0	11,993.0
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	7,060.0	7,060.0
AT1 capital	2,100.0	2,100.0
Tier 2 capital	2,172.0	2,203.0
Increase (decrease) in regulatory capital	(31.0)
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	5,758.0	5,258.0
Increase (decrease) in regulatory capital	500.0
- Accumulated other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	144.0	(325.0)
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,126.0)	(1,129.0)
Increase (decrease) in regulatory capital	3.0
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(321.0)	(340.0)
Increase (decrease) in regulatory capital	19.0
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(151.0)	311.0
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(2.0)	1.0
Increase (decrease) in regulatory capital	(3.0)
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(381.0)	(316.0)
Increase (decrease) in regulatory capital	(65.0)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(286.0)	(3.0)
Increase (decrease) in regulatory capital	(283.0)
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	0.0	182.0
Increase (decrease) in regulatory capital	(182.0)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	(366.0)	(401.0)
Increase (decrease) in regulatory capital	35.0
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	(462.0)
Cash flow hedges | - Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	£ 1.5	£ 0.6